UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2002

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		October 31, 2002






Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $52,436(thousands)


List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

Advanced Fiber  Common  00754A105     2,389    180,000    Sole   n/a     none
Agile Software  Common  00846X105       915    142,800    Sole   n/a     none
Alliance Image  Common  018606202     2,631    220,000    Sole   n/a     none
American Health Common  02649V104     2,264    140,000    Sole   n/a     none
Amer Pharmaceut Common  02886P109       967     59,200    Sole   n/a     none
Apart Invst Tst Pref    03748R846       131      5,000    Sole   n/a     none
Bentley Pharm   Common  082657107       600     70,600    Sole   n/a     none
Brocade         Common  111621108       377     50,000    Sole   n/a     none
Cable & Assoc   Pref    124830308       263      5,000    Sole   n/a     none
Clean Harbor    Common  184496107     1,478    159,300    Sole   n/a     none
Corts-Disney    Pref    22082D205       250     10,000    Sole   n/a     none
Corts-Safeco    Pref    22081S203       248     10,000    Sole   n/a     none
Corts-Sunamer.  Pref    22082A201       261     10,000    Sole   n/a     none
Curative Health Common  231264102     1,302    120,000    Sole   n/a     none
Develop Realty  Pref    251591806       251     10,000    Sole   n/a     none
DHB Industries  Common  23321E103       622    293,200    Sole   n/a     none
Edison          Pref    209115203       265     10,000    Sole   n/a     none
ElPaso          Common  28336L109     2,068    250,000    Sole   n/a     none
Equity Office P Pref    294741871       501     20,000    Sole   n/a     none
Finish Line     Common  317923100       541     60,000    Sole   n/a     none
General Elec    Pref    369622527       267     10,000    Sole   n/a     none
General Motors  Pref    370425308       127      5,000    Sole   n/a     none
Georgia Power   Pref    37333R308       514     20,000    Sole   n/a     none
John Hancock    Pref    41013W108       251     10,000    Sole   n/a     none
Household Intl  Pref    441815719       250     10,000    Sole   n/a     none
ICT Group Inc.  Common  44929Y101       399     19,700    Sole   n/a     none
ING Group NV    Pref    456837202       254     10,000    Sole   n/a     none
Martek Biosci.  Common  572901106     2,948    180,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
MBNA            Pref    55266J200       500     20,000    Sole   n/a     none
Molecular Diag. Common  60851R104     1,783  4,571,700    Sole   n/a     none
Mothers Work    Common  619903107     2,282     60,000    Sole   n/a     none
Netegrity       Common  64110P107     1,797    872,500    Sole   n/a     none
Netscreen       Common  64117V107     2,496    230,000    Sole   n/a     none
Nuveen          Common  67072C105       304     20,000    Sole   n/a     none
Nuveen          Pref    67071S101       154     10,000    Sole   n/a     none
Penn National   Common  707569109       548     29,000    Sole   n/a     none
Practice Works  Common  739419109     3,825    221,100    Sole   n/a     none
QuadraMed Corp  Common  74730W101        91     50,000    Sole   n/a     none
Rational Softwr Common  75409P202       432    100,000    Sole   n/a     none
Regeneration    Common  75886N100     3,432    429,000    Sole   n/a     none
Scientific Game Common  80874P109     2,680    400,000    Sole   n/a     none
Stericycle      Common  858912108     2,035     60,000    Sole   n/a     none
Turnstone Sys   Common  900423104       202     91,000    Sole   n/a     none
Ultimate Elect. Common  903849107       765     60,000    Sole   n/a     none
Univ of Phoenix Common  037604204       965     30,000    Sole   n/a     none
Unum Structure  Pref    22082H206       173      7,000    Sole   n/a     none
US Bancorp      Pref    90335U209       281     11,000    Sole   n/a     none
Verizon New Eng Pref    92344R201       190      7,500    Sole   n/a     none
Virginia Power  Pref    928083203       255     10,000    Sole   n/a     none
Waste Connects  Common  941053100     2,783     80,000    Sole   n/a     none
Zions Capital   Pref    989703202       129      5,000    Sole   n/a     none